Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2023 (Unaudited)

	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 68.11%
Communication Services - 4.01%
Alphabet, Inc., Class C (a)	24,316	$3,236,703	4.01%

Consumer Discretionary - 9.61%
CarMax, Inc. (a)	12,592	1,040,225	1.29%
Lowe’s Companies, Inc.	5,136	1,203,211	1.49%
O’Reilly Automotive, Inc. (a)	1,757	1,626,613	2.02%
Starbucks Corp.	18,502	1,879,248	2.33%
The Home Depot, Inc.	5,994	2,001,037	2.48%
		7,750,334	9.61%
Consumer Staples - 6.06%
Altria Group, Inc.	36,052	1,637,482	2.03%
Church & Dwight Co., Inc.	16,722	1,599,794	1.98%
Nestlé S.A. - ADR (b)	13,437	1,651,407	2.05%
		4,888,683	6.06%
Energy - 2.12%
Chevron Corp.	10,468	1,713,193	2.12%

Financials - 16.84%
Berkshire Hathaway, Inc., Class B (a)	9,962	3,506,225	4.35%
BlackRock, Inc.	3,323	2,455,199	3.04%
Fiserv, Inc. (a)	14,563	1,837,996	2.28%
The Charles Schwab Corp.	29,480	1,948,628	2.42%
The Progressive Corp.	13,616	1,715,344	2.13%
Visa, Inc., Class A	8,895	2,114,608	2.62%
		13,578,000	16.84%
Health Care - 2.86%
Johnson & Johnson	8,299	1,390,331	1.72%
Pfizer, Inc.	25,497	919,422	1.14%
		2,309,753	2.86%
Industrials - 8.61%
FedEx Corp.	7,120	1,922,044	2.38%
Norfolk Southern Corp.	7,117	1,662,460	2.06%
Old Dominion Freight Line, Inc.	4,207	1,764,794	2.19%
Republic Services, Inc.	10,562	1,596,024	1.98%
		6,945,322	8.61%
Information Technology - 9.05%
Apple, Inc.	21,023	4,129,969	5.12%
Cisco Systems, Inc.	23,531	1,224,553	1.52%
Texas Instruments, Inc.	10,802	1,944,360	2.41%
		7,298,882	9.05%
Materials - 8.95%
Air Products and Chemicals, Inc.	5,190	1,584,663	1.96%
Albemarle Corp.	7,861	1,668,733	2.07%
Martin Marietta Materials, Inc.	5,212	2,326,949	2.89%
NewMarket Corp.	3,618	1,634,251	2.03%
		7,214,596	8.95%
Total Common Stocks (Cost $31,370,556)		54,935,466	68.11%

PREFERRED STOCKS - 1.11%
Communication Services - 0.04%
AT&T, Inc., Series C, 4.750%, Perpetual	1,835	33,911	0.04%

Consumer Discretionary - 0.02%
Ford Motor Co., 6.000%, 12/01/2059	515	12,530	0.02%

Consumer Staples - 0.03%
CHS, Inc., Series 4, 7.500%, Perpetual	940	24,609	0.03%

Financials - 1.00%
AEGON Funding Co. LLC, 5.100%, 12/15/2049	985	20,902	0.03%
American International Group, Inc., Series A, 5.850%, Perpetual	1,015	25,111	0.03%
Arch Capital Group Ltd., Series F, 5.450%, Perpetual (b)	726	16,589	0.02%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	1,005	20,532	0.03%
Bank of America Corp., Series KK, 5.375%, Perpetual	1,675	38,173	0.05%
Bank of Hawaii Corp., Series A, 4.375%, Perpetual	770	12,358	0.01%
Capital One Financial Corp., Series I, 5.000%, Perpetual	1,900	37,563	0.05%
Carlyle Finance LLC, 4.625%, 05/15/2061	630	11,372	0.01%
Citigroup, Inc., Series K, 6.875% to 11/15/2023 then 3 Month CME Term SOFR + 4.316%, Perpetual (c)	780	19,812	0.02%
Citizens Financial Group, Inc., Series D, 6.350% to 04/06/2024 then 3 Month CME Term SOFR + 3.904%, Perpetual (c)	1,180	28,025	0.03%
Cullen/Frost Bankers, Inc., Series B, 4.450%, Perpetual	860	16,134	0.02%
Equitable Holdings, Inc., Series A, 5.250%, Perpetual	1,190	24,740	0.03%
Federal Agricultural Mortgage Corp., Series F, 5.250%, Perpetual	585	12,320	0.01%
Fifth Third Bancorp, Series I, 6.625% to 12/31/2023 then 3 Month CME Term SOFR + 3.972%, Perpetual (c)	765	19,400	0.02%
First Citizens BancShares Inc., Series C, 5.625%, Perpetual	675	13,986	0.02%
First Horizon Corp., Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (c)	575	12,736	0.02%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	1,125	27,833	0.03%
Huntington Bancshares, Inc., Series J, 6.875% to 04/15/2028 then 5 Year CMT Rate + 2.704% , Perpetual (c)	1,325	31,774	0.04%
JPMorgan Chase & Co.
Series JJ, 4.550%, Perpetual	1,310	26,842	0.04%
Series LL, 4.625%, Perpetual	1,285	26,831	0.03%
KeyCorp
Series G, 5.625%, Perpetual	955	20,733	0.03%
Series E, 6.125% to 12/15/2026 then 3 Month CME Term SOFR + 4.154%, Perpetual (c)	512	11,535	0.01%
MetLife, Inc., Series F, 4.750%, Perpetual	1,720	36,258	0.04%
Morgan Stanley, Series O, 4.250%, Perpetual	2,365	44,840	0.06%
Regions Financial Corp., Series C, 5.700% to 05/15/2029 then 3 Month LIBOR USD + 3.148%, Perpetual (c)	1,035	22,511	0.03%
Synchrony Financial, Series A, 5.625%, Perputual	1,255	21,636	0.03%
Synovus Financial Corp., Series E, 5.875% to 07/01/2024 then 5 Year CMT Rate + 4.127%, Perpetual (c)	920	19,412	0.02%
The Allstate Corp., Series H, 5.100%, Perpetual	1,120	24,114	0.03%
The Charles Schwab Corp., Series J, 4.450%, Perpetual	1,495	29,481	0.04%
The Goldman Sachs Group, Inc., Series K, 6.375% to 5/10/2024 then 3 Month CME Term SOFR + 3.812%, Perpetual (c)	895	22,402	0.03%
Truist Financial Corp., Series O, 5.250%, Perpetual	1,625	36,595	0.05%
US Bancorp, Series O, 4.500%, Perpetual	1,295	25,045	0.03%
Wells Fargo & Co.
Series Z, 4.750%, Perpetual	1,555	29,701	0.04%
Series Y, 5.625%, Perpetual	780	18,135	0.02%
		805,431	1.00%
Utilities - 0.02%
Entergy Arkansas LLC, 4.875%, 9/1/2066	770	17,502	0.02%
Total Preferred Stocks (Cost $1,032,781)		893,983	1.11%

REITS - 0.03%
Real Estate - 0.03%
Public Storage, Series P, 4.000%, Perpetual	1,185	22,492	0.03%
Total REITS (Cost $21,072)		22,492	0.03%

CORPORATE BONDS - 14.76%
Communication Services - 1.65%
AT&T, Inc., 4.250%, 03/01/2027	980,000	946,744	1.17%
Comcast Corp., 4.650%, 02/15/2033	250,000	246,872	0.31%
T-Mobile USA, Inc., 3.875%, 04/15/2030	150,000	137,897	0.17%
		1,331,513	1.65%
Consumer Discretionary - 0.81%
Lowe’s Companies, Inc., 2.625%, 04/01/2031	325,000	274,602	0.34%
Starbucks Corp., 3.500%, 03/01/2028	400,000	376,906	0.47%
		651,508	0.81%
Energy - 1.69%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	969,972	1.20%
The Williams Companies, Inc., 2.600%, 03/15/2031	475,000	393,876	0.49%
		1,363,848	1.69%
Financials - 6.44%
Aflac, Inc., 3.600%, 04/01/2030	300,000	275,061	0.34%
Bank of America Corp., 2.299% to 07/21/2031 then SOFR + 1.220%, 07/21/2032 (c)	575,000	459,472	0.57%
Fifth Third Bancorp, 3.650%, 01/25/2024	225,000	222,523	0.28%
Huntington Bancshares, Inc.
2.550%, 02/04/2030	525,000	432,110	0.53%
4.000%, 05/15/2025	365,000	351,773	0.44%
JPMorgan Chase & Co., 2.069% to 06/01/2028 then SOFR + 1.015%, 06/01/2029 (c)	325,000	280,235	0.35%
Marsh & McLennan Cos, Inc., 4.375%, 03/15/2029	275,000	268,676	0.33%
Morgan Stanley
1.593% to 05/04/2026 then SOFR + 0.879%, 05/04/2027 (c)	295,000	264,750	0.33%
2.239% to 07/21/2031 then SOFR + 1.178%, 07/21/2032 (c)	330,000	262,518	0.32%
PayPal Holdings, Inc., 2.850%, 10/01/2029	750,000	667,937	0.83%
Prudential Financial, Inc., 3.878%, 03/27/2028	260,000	250,032	0.31%
Regions Financial Corp., 1.800%, 08/12/2028	325,000	271,123	0.34%
State Street Corp., 4.821% to 01/26/2033 then SOFR + 1.567, 01/26/2034 (c)	175,000	168,326	0.21%
The Goldman Sachs Group, Inc., 4.223% to 0501/2028 then 3 Month CME Term SOFR + 1.563%, 05/01/2029 (c)	300,000	284,557	0.35%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	736,082	0.91%
		5,195,175	6.44%
Health Care - 2.12%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	700,000	678,696	0.85%
Evernorth Health, Inc., 3.500%, 06/15/2024	700,000	686,279	0.85%
Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	425,000	339,873	0.42%
		1,704,848	2.12%
Industrials - 0.82%
Boeing Co., 2.196%, 02/04/2026	225,000	207,634	0.26%
General Electric Co., 3.625%, 05/01/2030	380,000	339,947	0.42%
The Timken Co., 6.875%, 05/08/2028	110,000	114,410	0.14%
		661,991	0.82%
Information Technology - 1.23%
Autodesk, Inc., 2.850%, 01/15/2030	675,000	590,943	0.73%
Broadcom, Inc., 4.110%, 09/15/2028	425,000	402,673	0.50%
		993,616	1.23%
Total Corporate Bonds (Cost $13,123,710)		11,902,499	14.76%

MORTGAGE-BACKED SECURITIES - 2.53%
Federal Agency Mortgage-Backed Obligations - 2.53%
Fannie Mae Pool
3.000%, 10/01/2043	799,606	718,207	0.89%
3.500%, 01/01/2042	147,074	137,051	0.17%
6.000%, 10/01/2037	74,150	75,272	0.09%
Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	37,703	30,770	0.04%
Series 2012-16, 2.000%, 11/25/2041	35,371	30,796	0.04%
Freddie Mac Gold Pool
3.000%, 05/01/2042	425,698	382,835	0.47%
3.000%, 09/01/2042	534,919	481,069	0.60%
5.500%, 04/01/2037	29,495	30,292	0.04%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	9,358	8,932	0.01%
Series 4309, 2.000%, 10/15/2043	31,331	27,898	0.04%
Series 3870, 2.750%, 01/15/2041	9,895	9,397	0.01%
Series 4322, 3.000%, 05/15/2043	44,313	42,104	0.05%
Government National Mortgage Association, Series 2013-24, 1.750%, 02/16/2043	79,968	68,872	0.08%
Total Mortgage-Backed Securities (Cost $2,262,736)		2,043,495	2.53%

U.S. TREASURY OBLIGATIONS - 11.61%
U.S. Treasury Notes - 11.61%
0.250%, 08/31/2025	1,250,000	1,137,378	1.41%
0.625%, 03/31/2027	450,000	393,539	0.49%
0.750%, 04/30/2026	1,500,000	1,353,398	1.68%
1.250%, 12/31/2026	625,000	563,135	0.70%
1.250%, 04/30/2028	425,000	371,062	0.46%
1.500%, 02/15/2025	200,000	189,293	0.23%
1.875%, 07/31/2026	1,550,000	1,436,898	1.78%
2.500%, 03/31/2027	300,000	281,227	0.35%
2.625%, 04/15/2025	300,000	288,152	0.36%
3.000%, 10/31/2025	450,000	433,037	0.53%
2.750%, 08/15/2032	550,000	499,125	0.62%
3.375%, 05/15/2033	175,000	166,811	0.21%
3.500%, 02/15/2033	225,000	216,738	0.27%
3.625%, 05/15/2026	350,000	341,387	0.42%
4.125%, 09/30/2027	350,000	347,566	0.43%
4.125%, 11/15/2032	500,000	505,469	0.63%
4.250%, 09/30/2024	600,000	592,746	0.73%
4.250%, 05/31/2025	250,000	246,826	0.31%
Total U.S. Treasury Obligations (Cost $9,999,423)		9,363,787	11.61%

SHORT-TERM INVESTMENTS - 1.33%
Money Market Funds - 1.33%
First American Treasury Obligations Fund, Institutional Class, 5.17% (d)	1,073,338	1,073,338	1.33%
Total Short-Term Investments (Cost $1,073,338)		1,073,338	1.33%

Total Investments (Cost $58,883,616) - 99.48%		80,235,060	99.48%
Other Assets in Excess of Liabilities - 0.52%		416,361	0.52%
TOTAL NET ASSETS - 100.00%		$80,651,421	100.00%

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipt
CMT — Constant Maturity Treasury
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c) Variable rate security; rate disclosed is the current rate as of July 31, 2023.
(d) The rate listed is the fund’s seven-day yield as of July 31, 2023.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of July 31, 2023
The Fund follows its valuation policies and procedures in determining its net asset value (“NAV”) and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

    Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

    Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

    Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information)
     when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.
Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the
Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 under the 1940 Act as determined under the fair value procedures of Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”), subject to oversight by the Board of Trustees of the Fund (the “Board”). Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate, with the assistance of the Valuation and Liquidity Committee, whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means the Fund’s NAV reflects the affected portfolio securities’
values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when a shareholder is unable to purchase or redeem Fund shares.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2023, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$3,236,703	$–	$–	$3,236,703
Consumer Discretionary	7,750,334	–	–	7,750,334
Consumer Staples	4,888,683	–	–	4,888,683
Energy	1,713,193	–	–	1,713,193
Financials	13,578,000	–	–	13,578,000
Health Care	2,309,753	–	–	2,309,753
Industrials	6,945,322	–	–	6,945,322
Information Technology	7,298,882	–	–	7,298,882
Materials	7,214,596	–	–	7,214,596
Total Common Stocks	$54,935,466	$–	$–	$54,935,466

Preferred Stocks
Communication Services	$33,911	$–	$–	$33,911
Consumer Discretionary	12,530	–	–	12,530
Consumer Staples	24,609	–	–	24,609
Financials	805,431	–	–	805,431
Utilities	17,502	–	–	17,502
Total Preferred Stocks	$893,983	$–	$–	$893,983

REITS
Real Estate	$22,492	$–	$–	$22,492
Total REITS	$22,492	$–	$–	$22,492

Corporate Bonds
Communication Services	$–	$1,331,513	$–	$1,331,513
Consumer Discretionary	–	651,508	–	651,508
Energy	–	1,363,848	–	1,363,848
Financials	–	5,195,175	–	5,195,175
Health Care	–	1,704,848	–	1,704,848
Industrials	–	661,991	–	661,991
Information Technology	–	993,616	–	993,616
Total Corporate Bonds	$–	$11,902,499	$–	$11,902,499

Mortgage-Backed Securities
Federal Agency Mortgage-Backed Obligations	$–	$2,043,495	$–	$2,043,495
Total Mortgage-Backed Securities	$–	$2,043,495	$–	$2,043,495

U.S. Treasury Obligations
U.S. Treasury Notes	$–	$9,363,787	$–	$9,363,787
Total U.S. Treasury Obligations	$–	$9,363,787	$–	$9,363,787

Short-Term Investments
Money Market Funds	$1,073,338	$–	$–	$1,073,338
Total Short-Term Investments	$1,073,338	$–	$–	$1,073,338

Total Investments	$56,925,279	$23,309,781	$–	$80,235,060